EATON VANCE MUNICIPALS TRUST II

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Fax: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 033-71320) certifies that the form of prospectus dated May 3, 2015 used with respect to the following series of the Registrant, does not differ materially from those contained in Post-Effective Amendment No. 47 (“Amendment No. 47”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 47 was filed electronically with the Commission (Accession No. 0000940394-15-000628) on April 30, 2015:

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

EATON VANCE MUNICIPALS TRUST II

By

/s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: May 6, 2015